UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				 Washington, D.C. 20549

				      Form 13F

			        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment	[ ]; Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
 	 			        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Old Mutual Capital, Inc.
Address:	4643 S. Ulster Street, 6th Floor
		Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	James F. Lummanick
Title:	Chief Compliance Officer
Phone:	720.200.7600


Signature, Place, and Date of Signing:

/s/ James F. Lummanick		Denver, Colorado	August 3, 2009

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------	----------------------------------------
028-05990	 	Acadian Asset Management LLC
028-04895	 	Analytic Investors, LLC
028-12481		Ashfield Capital Partners, LLC
028-01006	 	Barrow Hanley Mewhinney & Strauss Inc.
028-02989	 	Clay Finlay LLC
028-10449	 	Columbus Circle Investors
028-11628	 	Copper Rock Capital Partners LLC
028-11912		Dwight Asset Management Company LLC
028-01666	 	Eagle Asset Management, Inc.
028-04321	 	Heitman Real Estate Securities LLC
028-01874	 	Munder Capital Management
028-00969	 	300 North Capital, LLC
028-04041	 	Thompson Siegel & Walmsley LLC
028-03659		Thomson Horstmann & Bryant, Inc.
028-02924	 	Turner Investment Partners, Inc.

                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $75,113

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

1           028-11931   Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  ALCOA INC                      COM              013817101     1213   117442 SH       DEFINED 01           117442        0        0
  APPLE COMPUTER INC             COM              037833100     1921    13490 SH       DEFINED 01            13490        0        0
  ALLSTATE CORP                  COM              020002101     1833    75110 SH       DEFINED 01            75110        0        0
  BP AMOCO PLC                   ADS              055622104     2539    53260 SH       DEFINED 01            53260        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670207     3880     1340 SH       DEFINED 01             1340        0        0
  COMCAST "A SPL"                CL A             20030N200     2935   208133 SH       DEFINED 01           208133        0        0
  CISCO SYSTEMS INC              COM              17275R102     2552   136910 SH       DEFINED 01           136910        0        0
  CVS CORP                       COM              126650100     3414   107110 SH       DEFINED 01           107110        0        0
  DELL, INC.                     COM              24702R101     1815   132170 SH       DEFINED 01           132170        0        0
  EL PASO CORP                   COM              28336L109     2761   299085 SH       DEFINED 01           299085        0        0
  GOOGLE INCORPORATED            COM              38259P508     2378     5640 SH       DEFINED 01             5640        0        0
  HALLIBURTON CO                 COM              406216101     2249   108670 SH       DEFINED 01           108670        0        0
  INTEL CORP                     COM              458140100     1561    94330 SH       DEFINED 01            94330        0        0
  JOHNSON & JOHNS                COM              478160104     3841    67620 SH       DEFINED 01            67620        0        0
  JPMORGAN CHASE & CO.           COM              46625H100     2520    73890 SH       DEFINED 01            73890        0        0
  KIMBERLY-CLARK                 COM              494368103     2658    50700 SH       DEFINED 01            50700        0        0
  COCA-COLA CO                   COM              191216100     3044    63420 SH       DEFINED 01            63420        0        0
  MEDTRONIC                      COM              585055106     3714   106460 SH       DEFINED 01           106460        0        0
  METLIFE INC                    COM              59156R108     2831    94340 SH       DEFINED 01            94340        0        0
  MICROSOFT CORP                 COM              594918104     3178   133692 SH       DEFINED 01           133692        0        0
  MAXIM INTEGRATE                COM              57772K101      949    60506 SH       DEFINED 01            60506        0        0
  NOKIA ADS                      ADS              654902204     1830   125500 SH       DEFINED 01           125500        0        0
  NRG ENERGY INC                 COM              629377508     2617   100790 SH       DEFINED 01           100790        0        0
  PEPSICO INC                    COM              713448108     2619    47660 SH       DEFINED 01            47660        0        0
  SAFEWAY INC.                   COM              786514208     3504   172030 SH       DEFINED 01           172030        0        0
  TEXAS INSTRUMENTS INC          COM              882508104     1470    69000 SH       DEFINED 01            69000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102     2706   108310 SH       DEFINED 01           108310        0        0
  WYETH                          COM              983024100     3876    85400 SH       DEFINED 01            85400        0        0
  ZIMMER HOLDINGS INC            COM              98956P102     2705    63500 SH       DEFINED 01            63500        0        0

S REPORT SUMMARY             29     DATA RECORDS          75113                 1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
